CONDENSED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (15,918,055)	$ (5,858,578)	$ (14,387,782)	$ (7,909,113)	$ (49,900,782)	$ (65,818,837)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	10,021	10,412	13,836	11,677	114,980	125,001
Stock-based compensation	926,250	543,154	722,811	822,452	3,671,215	4,597,465
Change in fair value of derivative liability	(983,875)	(2,105,979)	(2,806,750)	284,692	(2,441,699)	(3,425,574)
Write-off of intangible assets	0	0	0	0	85,125	85,125
Warrants issued for services	0	0	0	0	480,400	480,400
Warrants issued in connection with note conversion	0	0	0	0	348,000	348,000
Note discount arising from beneficial conversion feature	0	0	0	0	475,391	475,391
Deferred rent	(3,499)	6,251	5,360	(7,397)	12,711	9,212
Loss on disposal of assets	0	0	0	2,677	5,357	5,357
Noncash interest expense	6,303,700	0	6,255,996	0	6,567,514	12,871,214
Changes in operating assets and liabilities
Prepaid expenses and other current assets	135,835	(5,945)	93,432	(49,448)	(203,516)	(67,681)
Restricted cash			0	44,018	0
Security deposit	0	0	0	(10,455)	(10,455)	(10,455)
Accounts payable	949,134	1,496,276	869,993	128,799	1,553,154	2,502,288
Accrued expenses	(800,486)	(110,205)	(130,170)	(166,926)	1,057,871	257,385
Due to related party	417	(60,098)	(56,488)	15,458	28,268	28,685
Net cash used in operating activities	(9,380,558)	(6,084,712)	(9,419,762)	(6,833,566)	(38,156,466)	(47,537,024)
Cash flows from investing activities
Purchase of property and equipment	0	0	0	(23,014)	(100,174)	(100,174)
Cash paid for intangible assets	0	0	0	0	(85,125)	(85,125)
Proceeds from related party advance	0	0	0	0	525,000	525,000
Repayment of related party advance	0	0	0	0	(525,000)	(525,000)
Net cash used in investing activities	0	0	0	(23,014)	(185,299)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders	0	0	0	0	5,000	5,000
Proceeds from issuance of preferred stock in private placement, net	0	0	0	0	13,974,230	13,974,230
Proceeds from issuance of common stock in private placement, net	0	0	0	0	17,690,037	17,690,037
Deferred financing fees paid	(22,206)	0	(1,172,345)	0	(1,217,345)	(1,239,551)
Proceeds from issuance of notes payable	0	0	0	0	1,000,000	1,000,000
Repayment of notes payable	0	0	0	0	(1,000,000)	(1,000,000)
Proceeds from issuance of convertible notes payable	0	0	0	0	3,967,000	3,967,000
Proceeds from issuance of convertible debentures payable	0	0	14,857,200	0	14,857,200	14,857,200
Proceeds from exercise of stock options	0	0	0	6,480	9,080	9,080
Net cash provided by financing activities	(22,206)	0	13,684,855	6,480	49,285,202	49,262,996
Net increase (decrease) in cash and cash equivalents	(9,402,764)	(6,084,712)	4,265,093	(6,850,100)	10,943,437	1,540,673
Cash and cash equivalents at beginning of period	10,943,437	6,678,344	6,678,344	13,528,444	0	0
Cash and cash equivalents at end of period	1,540,673	593,632	10,943,437	6,678,344	10,943,437	1,540,673
Supplemental schedule of cash flows information:
Cash paid for interest	157,284	0	105,034	0	185,034	342,318
Supplemental schedule of non-cash investing and financing activities:
Conversion of debentures into common stock	14,293	0				14,293
Conversion of notes payable and interest to common stock	0	0	0	0	4,278,518	4,278,518
Common shares of Laurier issued in reverse merger transaction	0	0	0	0	110	110
Issuance of common shares in lieu of liquidated damages	913,510	0				913,510
Issuance of warrants in connection with private placement of convertible preferred units	0	0	0	0	3,340,421	3,340,421
Issuance of warrants in connection with private placement of convertible debentures	0	0	12,973,055	0	12,973,055	12,973,055
Issuance of common stock pursuant to placement agent agreement	0	28,500	43,500	0	43,500	43,500
Preferred stock dividends settled in common stock	$ 0	$ 0	$ 0	$ 319,074	$ 319,074	$ 319,074